Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Interest on long-term debt and financial liabilities	$9,826,795	$3,685,040	$1,269,578
Interest on long-term debt – related party (Note 4 (e))	—	364,205	1,771,836
Amortization and write-off of deferred finance charges	888,523	810,000	213,502
Other finance charges (including $0, $417,623 and $1,003,624 to related parties for the year ended December 31, 2023, 2024 and 2025, respectively, Note 4(a))	544,325	1,227,110	1,716,812
Total	$11,259,643	$6,086,355	$4,971,728